Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (4,140,000)	$ (5,397,000)	$ (7,535,000)	$ (16,266,000)
Net loss from discontinued operations	1,866,000	1,812,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	99,000	114,000	1,356,000	1,520,000
Bad debt expense		19,000	92,000	87,000
Other income			(25,000)
Impairment loss		(25,000)	364,000	7,453,000
(Gain) loss on disposal of assets	(1,000)	3,000	(364,000)	58,000
Write off of obsolete fixed assets			25,000	5,000
Inventory reserve	(2,000)	(8,000)	42,000	(47,000)
Loss on debt to equity conversion		1,321,000	1,321,000
Stock dividend payable		(113,000)
Amortization of debt issuance costs	236,000		13,000	1,155,000
Interest accrued to secured credit facilities	27,000	71,000	118,000	142,000
Interest accrued to notes payable	481,000
Payment of accrued interest on secured credit facilities		(142,000)	(142,000)	(149,000)
Write off of debt issuance costs				39,000
Interest accrued for amounts due to related parties		348,000		98,000
Interest accrued to secured credit facilities, related party	183,000		424,000
Payment of accrued interest on secured credit facilities, related party	(81,000)		(348,000)
Issuance of common stock in exchange for services for related parties			109,000	205,000
Issuance of common stock in exchange for services for third parties			568,000	315,000
Payment of accrued interest on amounts due to related parties		(348,000)
Issuance of common stock for services by third parties	2,000	94,000
Issuance of common stock for services by employees	67,000	456,000
Stock-based compensation				3,000
Non-cash gain on extinguishment of debt			(1,300,000)
Changes in operating assets and liabilities:
Accounts receivable	59,000	54,000	135,000	483,000
Inventories	259,000	597,000	1,219,000	2,114,000
Prepaid expenses and other current assets	(1,000)	(48,000)	364,000	(50,000)
Right-of-use assets	250,000	233,000	1,085,000	992,000
Accounts payable	(39,000)	93,000	592,000	465,000
Accrued liabilities	(47,000)	(632,000)	(756,000)	676,000
Other liabilities, related party	81,000	556,000	556,000	725,000
Deferred revenue			70,000	18,000
Net lease liabilities	(276,000)	(236,000)	(1,119,000)	(918,000)
Net cash used in operating activities of continuing operations	(977,000)	(1,178,000)
Net cash used in operating activities of discontinued operations	(626,000)	(541,000)
Net Cash Used in Operating Activities	(1,603,000)	(1,719,000)	(1,836,000)	(877,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of fixed assets		51,000	298,000	180,000
Purchases of software and property and equipment		(60,000)	(194,000)	(2,497,000)
Net cash used in investing activities of continuing operations		(9,000)
Net cash provided by (used in) investing activities of discontinued operations	114,000	(111,000)
Net Cash Used in Investing Activities	114,000	(120,000)	104,000	(2,317,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock	393,000	1,300,000	1,396,000	198,000
Proceeds from secured credit facilities	1,100,000	56,000	56,000
Proceeds from note payable, related party				8,000,000
Payments of principal on notes payable, related party				(3,500,000)
Net borrowings under operating lines of credit			(40,000)	(2,838,000)
Repayments under notes and convertible notes payable				(1,219,000)
Net Cash Provided by Financing Activities	1,493,000	1,356,000	1,412,000	641,000
Net increase in cash	4,000	(483,000)	(320,000)	(2,553,000)
Cash and cash equvalents - beginning of period	403,000	723,000	723,000	3,276,000
Cash and cash equivalents - end of period			403,000	723,000
Cash at the beginning of the period	306,000	612,000	612,000
Total cash and cash equivalents and restricted cash	310,000	129,000	306,000	612,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	12,000	1,056,000	758,000	959,000
Cash paid for amounts included in measurement of lease liabilities	234,000	254,000	1,308,000	951,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Dividends issued	150,000		150,000	150,000
Issuance of detachable warrants on notes payable				630,000
Right-of-use assets obtained in exchange for lease obligations			700,000	770,000
Debt exchanged for equity		6,510,000	6,510,000
Accrued interest rolled into notes payable			241,000
Exchange of assets for services			77,000
Future proceeds related to installment sales of equipment			365,000
Warrants issued in relation to debt issuance	329,000
Accrued interest rolled into notes payable		241,000
Preferred stock exchanged for convertible notes
Preferred stock exchanged for convertible notes - related party			403	723
Cash and cash equivalents	310,000		403,000	723,000
Beeline Financial Holdings Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	1,038,808	(7,274,835)	(10,899,722)	(10,552,236)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,325,505	1,187,641	1,591,511	1,161,094
Amortization of debt discount to interest expense	519,902	2,621
Stock-based compensation		281,060	374,746	364,191
Non-cash gain on extinguishment of debt	(11,344,207)
Gain on sale mortgage loans held for sale, net of direct costs	(705,967)	(373,162)	(2,974,536)	(1,835,778)
Noncash lease expense			(4,795)	(276,113)
Changes in operating assets and liabilities:
Proceeds from principal payments and sales of loans held for sale	70,737,835	75,299,655	59,831,839	132,474,641
Originations and purchases of mortgage loans held for sale	(74,002,407)	(74,002,407)	(56,135,346)	(122,263,204)
Derivative assets	(5,291)		(26,748)	(30,757)
Deposits	(311)	1,184	250	255,408
Accounts payable and accrued expenses	819,757	206,525	956,910	277,396
Promissory note issued for lease cancellation				225,000
Accrued interest payable	629,917	(77,883)
Lease liability	(10,753)	(3,030)
Accounts receivable				280,285
Prepaid expenses and other current assets	(15,304)	(413,545)	10,706	209,108
Net Cash Used in Operating Activities	(11,012,516)	(5,166,176)	(7,275,185)	289,035
CASH FLOWS FROM INVESTING ACTIVITIES:
Investmnet in equity method investee	(96,500)
Purchases of software and property and equipment	(379,507)	(665,806)	(851,028)	(1,914,773)
Net Cash Used in Investing Activities	(476,007)	(665,806)	(851,028)	(1,914,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under warehouse line of credit	3,839,727	(1,038,794)
Proceeds from the sale of common stock	1,917,141
Net borrowings under operating lines of credit				(1,025)
Repayments under notes and convertible notes payable	(91,999)	(104,745)	(222,500)	(225,000)
Net repayments/borrowings under warehouse line of credit			(903,804)	(8,237,999)
Repayments under notes payable, related party				(700,000)
Borrowings under notes and convertible notes payable	5,961,124	7,025,665	5,129,472	732,612
Borrowings under notes and convertible notes payable, related party	(141,747)		4,196,071	3,601,000
Proceeds from the issuance of preferred stock upon warrant exercises				4,711,476
Net Cash Provided by Financing Activities	11,484,246	5,882,126	8,199,239	(118,936)
Effect of exchange rate changes on cash	7,633	3,608	(15,892)	(70,298)
Net increase in cash	3,356	53,752	57,134	(1,814,972)
Cash and cash equvalents - beginning of period	190,357	133,223	133,223	1,948,195
Cash and cash equivalents - end of period	193,713	186,975	190,357	133,223
Cash at the beginning of the period	190,357	133,223	133,223
Total cash and cash equivalents and restricted cash	193,713	186,975	190,357	133,223
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest			194,136	273,509
Income Tax			8,110	701
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for lease obligations			3,716,897	3,716,897
Preferred stock exchanged for convertible notes	1,750,079	4,706,538	4,000,370
Convertible notes and accrued interest exchanged for common stock and Series B preferred stock	13,469,045
Issuincxe of Series B reflects as debt discount	770,843
Convertible note issued for future services	150,000
Convertible note issued for accrued interest	10,000
Preferred stock exchanged for convertible notes - related party			1,206,393
Cash and cash equivalents	102,672		3,351	32,713
Restricted cash	$ 91,041	$ 186,975	$ 187,006	$ 100,510